CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (833,409)	$ (121,215)	¥ (397,234)	¥ (127,604)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation of property, plant and equipment	57,696	8,392	20,545	3,735
Amortization of intangible assets	32,749	4,763	23,644	10,158
Foreign exchange loss	7,621	1,108
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	19,162	70,336
Loss on extinguishment of convertible notes	900	131
(Gain) loss on disposal of property, plant and equipment	(266)	(39)	350	(566)
Share-based compensation	374,957	54,535	55,835	51,263
Deferred income taxes	(8,943)	(1,301)	(5,822)	(3,147)
Changes in operating assets and liabilities:
Inventories	723	105	(44)
Prepaid expenses and other current assets	(48,772)	(7,093)	(32,545)	(9,557)
Amounts due from related parties	113	16	(104)	(9)
Deferred revenue	(32,052)	(4,662)	200,647	107,458
Accrued expenses and other current liabilities	(10,267)	(1,491)	140,261	43,705
Income tax payable	5,733	834	7,097	2,925
Amount due to related parties	230,657	33,548	788	3,048
Franchise deposits	(2,093)	(304)	(3,488)
Net cash generated from (used in) operating activities	(92,905)	(13,511)	80,266	81,409
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(73,208)	(10,648)	(564,998)	(68,166)
Purchase of property, plant and equipment	(83,709)	(12,175)	(64,706)	(21,093)
Net cash used in investing activities	(156,917)	(22,823)	(629,704)	(89,259)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	799,208	116,240
Proceeds from issuance of convertible redeemable preferred shares				70,000
Proceeds from convertible notes			461,206
Proceeds from promissory notes	50,000	7,272	168,180
Repurchase of convertible redeemable preferred shares	(180,000)	(26,180)
Loans from third parties	139,500	20,289
Repayments to third parties	(83,802)	(12,188)
Borrowings from banks	110,873	16,126
Repayments of bank borrowings	(4,273)	(622)
Net cash generated from financing activities	831,506	120,937	629,386	70,000
Effect of exchange rate changes	48,131	7,000	3,696
Net increase in cash and cash equivalents, and restricted cash	629,815	91,603	83,644	62,150
Cash and cash equivalents, and restricted cash at beginning of the year	189,162	27,512	105,518	43,368
Cash and cash equivalents, and restricted cash at end of the year	818,977	119,115	189,162	105,518
Supplemental schedule of cash flow information
Income taxes paid	8,532	1,241	1,161	610
Interest paid	55,098	8,014	2,998
Acquisition consideration payable	48,128	7,000	68,199	93,585
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	778,006		164,684	100,109
Restricted cash	40,971		24,478	5,409
Cash and cash equivalents, and restricted cash at end of the year	¥ 818,977	$ 119,115	¥ 189,162	¥ 105,518